GOF P-2 06/10

SUPPLEMENT DATED JUNE 9, 2010

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS

Franklin California Tax-Free Trust

Franklin California Tax-Exempt Money Fund

Franklin Money Fund

Franklin Tax-Exempt Money Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Institutional Fiduciary Trust

Money Market Portfolio

The Prospectus is revised as follows:

     Under recent amendments to the rule governing money market funds, effective June 30, 2010, the Fund will be required to maintain a dollar-weighted average portfolio maturity of no greater than 60 days (reduced from the current requirement of no greater than 90 days).

Please keep this supplement for future reference.

GOF SA-3 06/10

SUPPLEMENT DATED JUNE 9, 2010

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE LISTED FUNDS

Franklin California Tax-Free Trust

Franklin California Tax-Exempt Money Fund

Franklin Money Fund

Franklin Tax-Exempt Money Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Institutional Fiduciary Trust

Money Market Portfolio

The Statement of Additional Information is revised as follows to reflect recent amendments to the rules of the Securities and Exchange Commission governing money market funds:

     Effective May 28, 2010, the Fund may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities, as defined under applicable regulation.

Please keep this supplement for future reference.